DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Overview

IX Acquisition Corp. (the “Company”, “our Company,” “we” or “us”) is a blank check company incorporated in the Cayman Islands on March 1, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company has a wholly-owned subsidiary that was created on March 15, 2024, AKOM Merger Sub, Inc., a Nevada corporation and a wholly owned subsidiary of the Company (“Merger Sub”) and AERKOMM Inc., a Nevada corporation (“AERKOMM”). The transactions contemplated by the Merger Agreement are intended to serve as the Company’s initial Business Combination. See Note 6 for further information.

As of September 30, 2025, the Company had not commenced any operations. All activity for the period from March 1, 2021 (inception) through September 30, 2025 relates to the Company’s formation and the initial public offering consummated on October 12, 2021 (“Initial Public Offering”), which is described below, and since the Initial Public Offering, the search for a prospective initial Business Combination. The Company generates non-operating income in the form of interest income from the amount held in the Trust Account (as defined below).

The Registration Statement on Form S-1 initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on September 16, 2021 (File No. 333-259567), as amended (the “Registration Statement) for the Initial Public Offering was declared effective on October 6, 2021. On October 12, 2021, the Company consummated the Initial Public Offering of 23,000,000 Units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”, and the warrants included in the Units sold, the “Public Warrants”), including 3,000,000 Units that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at $10.00 per Unit, generating total gross proceeds of $230,000,000 (see Note 3).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 7,150,000 warrants (the “Private Placement Warrants”, and together with the Public Warrants, the “warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to IX Acquisition Sponsor, LLC (the “Sponsor”), Cantor Fitzgerald & Co. (“Cantor”) and Odeon Capital Group, LLC (“Odeon”), generating gross proceeds of $7,150,000 (the “Private Placement”) (see Note 4).

Transaction costs amounted to $30,639,304, consisting of $4,000,000 of underwriting fees, $12,100,000 of deferred underwriting fees (See Note 6 for the difference on underwriting agreement), $13,853,689 for the excess of the fair value over the sales price of Founder Shares (as defined in Note 5) sold to the Anchor Investors (as defined in Note 5), and $685,615 of other offering costs.

Upon the closing of the Initial Public Offering on October 12, 2021, an amount of $231,150,000 from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants in the Private Placement was placed in a U.S.-based trust account (the “Trust Account”) and was initially invested only in the U.S. Department of the Treasury (the “Treasury”) obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct Treasury obligations. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, on November 13, 2023 the Company instructed Continental Stock Transfer & Trust Company (“Continental”) to liquidate the investments held in the Trust Account, and instead to hold the funds in the Trust Account in an interest-bearing demand deposit account at a bank, with Continental continuing to act as trustee, until the earliest of: (i) the completion of the initial Business Combination; (ii) the redemption of any Public Shares properly tendered in connection with a shareholder vote to amend the amended and restated memorandum and articles of association of the Company currently in effect, as amended, (the “Amended and Restated Memorandum and Articles of Association”) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period (as defined below); and (iii) absent an initial Business Combination within the Combination Period, the return of the funds held in the Trust Account to the Public Shareholders (as defined below) as part of the redemption of the Public Shares.

If the Company does not invest the proceeds as discussed above, the Company may be deemed to be subject to the Investment Company Act. If the Company is deemed to be subject to the Investment Company Act, compliance with these additional regulatory burdens would require additional expenses for which the Company has not allotted funds and may hinder the Company’s ability to complete a Business Combination. If the Company is unable to complete the initial Business Combination, the Public Shareholders may only receive their pro rata portion of the funds in the Trust Account that are available for distribution to Public Shareholders, and the warrants will expire worthless.

The Company will provide its holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. All Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.05 per Public Share, plus (x) any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations and (y) the per share portion of the Contribution (as defined below) (see Notes 5). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. All Public Shares subject to redemption were recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”).

The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association as then in effect, conduct the redemptions pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the holders of the Founder Shares prior to the Initial Public Offering (other than the Anchor Investors) (the “Initial Shareholders”), the Anchor Investors, and the Company’s executive officers and directors (“Management” or “Management Team”) agreed to vote any Founder Shares held by them, and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they (i) vote for or against the proposed transaction or (ii) were a Public Shareholder on the record date for the general meeting held to approve the proposed transaction.

Notwithstanding the above, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the Company’s prior written consent.

The Initial Shareholders agreed to (i) waive their redemption rights with respect to any Founder Shares and Public Shares they hold in connection with the completion of an initial Business Combination, (ii) waive their redemption rights with respect to any Founder Shares and Public Shares they hold in connection with a shareholder vote to approve an amendment to the Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete an initial Business Combination within the Combination Period. However, if the Initial Shareholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period.

Combination Period and Share Redemption/Conversion Events

If the Company is unable to complete a Business Combination within a certain period of time as outlined below (“the Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and Board of Directors (as defined below), liquidate and dissolve, subject, in each case, to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Company initially had 18 months from the closing of the Initial Public Offering (by April 12, 2023) to consummate a Business Combination as the Combination Period, prior to any amendments to the Amended and Restated Memorandum and Articles of Association to extend the duration of the Combination Period. As outlined through a series of proposals below, the Combination Period has since been extended. The Company had until January 12, 2024 to complete a Business Combination, with the right to extend the Combination Period through no later than October 12, 2024, subject to making required monthly extension deposits into the Trust Account of the lesser of (x) $50,000 or (y) $0.025 for each Class A Ordinary Share included as part of the units sold in the IPO. The Company made three $50,000 monthly extension payment deposits into the Trust Account during the three-months ended June 30, 2024, extending the Combination Period to July 12, 2024.

Subsequent to June 30, 2024, the Company has made each of the applicable extension deposits into the Trust allowing for the Business Combination Period to extend to September 12, 2024. On October 9, 2024, the Company held an extraordinary general meeting of its shareholders. At the meeting, the Third Extension Amendment Proposal to give the Board the right to extend the date by which the Company must consummate a Business Combination from October 12, 2024 on a monthly basis up to twelve (12) times until October 12, 2025 (or such earlier date as determined by the Board) (the “Third Extension Amendment”) was approved by depositing into the Company’s trust account for each one-month extension the lesser of (a) $50,000 and (b) $0.03 for each then outstanding share after giving effect to any redemptions.

On April 10, 2023, the Company held an extraordinary general meeting of shareholders (the “2023 Extraordinary Meeting”). At the 2023 Extraordinary Meeting, the Company’s shareholders approved, among other things, a proposal to grant the Company the right to extend the Combination Period, from April 12, 2023 to May 12, 2023 (the “Extended Date”), and to allow the Company, without another shareholder vote, by resolution of the Company’s board of directors (the “Board of Directors”), to elect to further extend the Extended Date in one-month increments up to eleven additional times, or a total of up to twelve months total, up to April 12, 2024 (the “Extension Proposal”) by amending the Amended and Restated Memorandum and Articles of Association. Under Cayman Islands law, such amendment of the Amended and Restated Memorandum and Articles of Association took effect upon approval of the Extension Proposal. As a result of the approval of the Extension Proposal, the Company was provided the ability, with monthly extension payments, but without another shareholder vote and by resolution of the Board of Directors, to extend the Extended Date in one-month increments through April 12, 2024, and further extending the Combination Period up to October 12, 2024 to complete a Business Combination which was approved during the Extraordinary General Meeting held on December 11, 2023.

At the 2023 Extraordinary Meeting, the Company’s shareholders also approved to further amend the Amended and Restated Memorandum and Articles of Association (i) to eliminate (x) the limitation that the Company may not redeem Public Shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 and (y) the limitation that the Company shall not consummate a Business Combination unless the Company has net tangible assets of at least $5,000,001 immediately prior to, or upon consummation of, or any greater net tangible asset or cash requirement that may be contained in the agreement relating to, such Business Combination (the “Redemption Limitation Amendment Proposal”) and (ii) to provide for the right of a holder of the Class B ordinary shares, par value $0.0001 per share, to convert into Class A ordinary shares, par value $0.0001 per share, on a one-for-one basis at any time and from time to time prior to the closing of a Business Combination at the election of the holder (the “Founder Share Amendment Proposal”). Those amendments to the Amended and Restated Memorandum and Articles of Association took effect upon the approval of the Company’s shareholders. In connection with the votes to approve the Extension Proposal, the Redemption Limitation Amendment Proposal and the Founder Share Amendment Proposal, the holders of 18,336,279 Class A ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.31 per share (the

“Redemptions”), for an aggregate redemption amount of approximately $189 million. After the satisfaction of such Redemptions, the balance in the Trust Account was approximately $48 million.

Additionally, the Sponsor agreed that if the Extension Proposal was approved, it or its designee would deposit into the Trust Account as a loan, an amount equal to the lesser of (x) $160,000 or (y) $0.04 per Public Share multiplied by the number of Public Shares outstanding (the “Contribution”), on each of the following dates: (i) April 13, 2023; and (ii) one business day following the public announcement by the Company disclosing that the Board of Directors has determined to extend the Extended Date for an additional month in accordance with the Extension Proposal.

In connection with the Contribution and advances the Sponsor may make in the future to the Company for working capital expenses, on April 13, 2023, the Company issued a convertible promissory note to the Sponsor with a principal amount up to $1 million (the “Original Extension Promissory Note”), which was amended and restated as described below (see Note 5).

On April 13, 2023, the Sponsor advanced $160,000 for the first Contribution. On May 9, 2023, the Board of Directors elected to extend the Extended Date from May 12, 2023 to June 12, 2023. In connection with such election, the Board of Directors delivered the Sponsor a written request to draw down $160,000 under the Extension Promissory Note (as defined below). On May 12, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this second extension of the Extended Date. On June 9, 2023, the Board of Directors elected to extend the Extended Date from June 12, 2023 to July 12, 2023. On June 12, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this third extension. On July 11, 2023, the Board of Directors elected to extend the Extended Date from July 12, 2023 to August 12, 2023. On July 12, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this fourth extension. On August 9, 2023, the Board of Directors elected to extend the Extended Date from August 12, 2023 to September 12, 2023. On August 11, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this fifth extension. On September 12, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this nineth extension, extending the Combination Period to October 12, 2023.

On May 9, 2023, pursuant to the terms of the Amended and Restated Memorandum and Articles of Association, the Sponsor, the holder of an aggregate of 4,002,121 of the Class B ordinary shares, elected to convert each outstanding Class B ordinary share held by it on a one-for-one basis into Class A ordinary shares, with immediate effect (the “Founder Conversion”). Following the Founder Conversion, the Company had an aggregate of 8,665,842 Class A ordinary shares and 1,747,879 Class B ordinary shares issued and outstanding.

On September 8, 2023, the Company issued an amended and restated promissory note in the principal amount of up to $2.5 million to the Sponsor (the “Amended and Restated Extension Promissory Note” and together with the Original Extension Promissory Note, the “Extension Promissory Note”), to amend and restate the Original Extension Promissory Note. The Amended and Restated Extension Promissory Note was issued in connection with advances the Sponsor may make, in its discretion, to the Company for working capital expenses. The Amended and Restated Extension Promissory Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial Business Combination and (ii) the date of the Company’s liquidation.

At the election of the Sponsor, up to $1,500,000 of the unpaid principal balance under the Amended and Restated Extension Promissory Note may be converted into warrants of the Company (the “Conversion Warrants”) at the price of $1.00 per warrant. Such Conversion Warrants will have terms identical to the warrants issued to the Sponsor in the Private Placement.

On October 12, 2023, the Company announced that the Board of Directors has elected to extend the Combination Period for an additional month, from October 12, 2023 to November 12, 2023. In connection with the seventh extension of the Extended Date, the Board of Directors delivered the Sponsor a written request to draw down $160,000 under the Extension Promissory Note. On October 13, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this seventh extension.

On November 13, 2023, the Company announced that the Board of Directors has elected to extend the Combination Period for an additional month, from November 12, 2023 to December 12, 2023. In connection with the eighth extension of the Extended Date, the Board of Directors delivered the Sponsor a written request to draw down $160,000 under the Extension Promissory Note. On November 13, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this eighth extension.

On December 11, 2023, the Company held an extraordinary general meeting. At the meeting, the Second Extension Amendment Proposal to give the Board the right to extend the date by which the Company must consummate a Business Combination from December 12, 2023 on a monthly basis up to ten (10) times until October 12, 2024 (or such earlier date as determined by the Board) (the “Second Extension Amendment”) was approved. Under the law of the Cayman Islands, upon approval of the Second Extension Amendment Proposal by the affirmative vote of at least two-thirds (2/3) of the shareholders entitled to vote, who attended and voted at the meeting (including those who voted online), the Second Extension Amendment became effective. The Company filed the Second Extension Amendment with the Cayman Islands Registrar of Companies on December 12, 2023.

The meeting was held, in part, to satisfy the annual meeting requirement pursuant to Listing Rule 5620(a) (the “Rule”) of The Nasdaq Stock Market LLC. Pursuant to the Rule, the Company was required to hold its first annual meeting of shareholders on or prior to December 31, 2023. Because the Meeting did not technically constitute an “annual general meeting” under Cayman Islands law, the terms of the Company’s Class I directors did not expire at the meeting.

In connection with the approval of the Second Extension Amendment Proposal, the Sponsor agreed to contribute to the Company, as a loan (the “Contribution”), the lesser of (x) $50,000 or (y) $0.025 for each Class A Ordinary Share included as part of the units sold in the IPO (the “Public Shares”) that remains outstanding and was not redeemed for each calendar month (commencing on December 12, 2023 and on the 12th day of each subsequent month) until October 12, 2024, or portion thereof, that is needed to complete a Business Combination.

In connection with the vote to approve the Second Extension Amendment Proposal, the holders of 1,817,650 Public Shares properly exercised their right to redeem such shares for cash at a redemption price of approximately $11.00 per share, for an aggregate redemption amount of approximately $19.99 million. Consequently, the Contribution will be $50,000 per month needed for the Company to continue to extend the Combination Period monthly. On December 12, 2023, the Company made deposits of $50,000 for December extension contribution. The underwriters of the Initial Public Offering agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution might be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.05 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.05 per Public Share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay the Company’s tax obligations, provided that such liability will not apply to any claims by a third-party or prospective target business that executed a waiver of any and all rights to seek access to the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On January 19, 2024, the Company announced that the Board had elected to extend the date by which the Company has to consummate a business combination from January 12, 2024 for an additional month to February 12, 2024 and further extend March 12, 2024 and April 12, 2024. The Company’s Amended and Restated Memorandum and Articles of Association provides the Company with the right to extend the Deadline Date eighteen times for an additional one month each time, from April 12, 2023, the initial Deadline Date, to up to October 12, 2024. In connection with the tenth Extension, the Board delivered the Sponsor a written request to draw down $50,000 under its previously-disclosed promissory note. The Sponsor deposited $50,000 each into the Company’s trust account in connection with the tenth, eleventh, twelfth, thirteenth, fourteenth, fifteenth, sixteenth, seventeenth Extensions on January 12, 2024, February 17, 2024, March 12, 2024, April 19, 2024, May 17, 2024, June 20, 2024, July 23, 2024, August 16, 2024, September 20, 2024, respectively, to extend the life until October 12, 2024.

On March 29, 2024, the Company entered into a Merger Agreement, by and among Merger Sub and AERKOMM (as it may be amended and/or restated from time to time, the “Merger Agreement”). Pursuant to the Merger Agreement, the Company was obligated to enter into simple agreements for future equity (the “SAFE Agreements”) with certain investors providing for investments in shares of the Company’s Common Stock in a private placement in an aggregate amount of not less than $15,000,000 (exercising reasonable best efforts to secure $5,000,000 within twenty (20) Business Days of the date of the Merger Agreement, another $5,000,000 within forty (40) Business Days of the date of the Merger Agreement, and another $5,000,000 within sixty (60) Business Days of the date of the Merger Agreement) that will automatically convert upon the closing at $11.50 per share of the Company’s Common Stock and in accordance with such SAFE Agreements and the Merger Agreement (such investments in the aggregate, the “SAFE Investment”).

On August 12, 2024, the Company and AERKOMM entered into one new SAFE Agreement (the “PIPE Minimum Investment Amount”) and amended one of the SAFE Agreements previously executed on May 13, 2024. Additionally, on July 8, 2024, the Company canceled the other SAFE Agreement that was entered into on May 13, 2024. Furthermore, on June 26, 2024, the Company and AERKOMM entered into one new SAFE Agreement. As a result, as of August 12, 2024, SAFE Agreements for an aggregate of $2,585,200 have been entered into. The SAFE Agreements will automatically convert upon the closing of the merger at $11.50 per share of the Company’s Common Stock.

On December 4, 2024, the Company and AERKOMM entered into one new SAFE Agreement. As a result, as of December 4, 2024, SAFE Agreements for an aggregate of $4,997,200 have been entered into. The SAFE Agreements will automatically convert upon the closing of the merger at $11.50 per share of the Company’s Common Stock. If the SAFE Agreements automatically convert upon the closing of the merger, in addition to 434,539 of the Company’s Common Stock, the SAFE Agreements are also convertible into an additional 94% of the number of shares of Company’s Common Stock, or 408,466 shares to be held in escrow subject to the same Milestone Events outlined in the Merger Agreement under the Incentive Merger Consideration (the “Incentive Shares”) section. (see Note 6 for disclosure related to SAFE investments section).

On June 9, 2025, the Company and AERKOMM entered into a new SAFE Agreement (the “SAFE Note Agreement No. 3”). On July 23, 2025, the Company and AERKOMM entered into a new SAFE Agreement (the “SAFE Note Agreement No. 4”). On September 5, 2025, the Company and AERKOMM entered into a new SAFE Agreement (the “SAFE Note Agreement No. 4.2”). On October 23, 2025, the Company and AERKOMM entered into another SAFE Agreement (the “SAFE Note Agreement No. 5”). As a result, as of date that this Current Report on Form 10-Q has been filed, SAFE Agreements for an aggregate of $8,997,200 have been entered into. If the SAFE Agreements automatically convert upon the closing of the merger, in addition to 782,365 of the Company’s Common Stock, the SAFE Agreements are also convertible into an additional 94% of the number of shares of Company’s Common Stock, or 735,423 shares to be held in escrow subject to the same Milestone Events outlined in the Merger Agreement under the Incentive Merger Consideration (the “Incentive Shares”) section. On June 12, 2025, AERKOMM wired $520,000 of the proceeds from SAFE Note Agreement No. 3 to fund the Company’s working capital needs from May 12, 2025 to September 12, 2025 and $150,000 of the proceeds from SAFE Note Agreement No. 3 to the Company as partial repayment of the $452,500 in payables prorated to May 12, 2005 (including $12,500 in late fees) to reimburse the working capital and general corporate expenses of the Company.

On October 9, 2024, the Company held an extraordinary general meeting of its shareholders. At the meeting, the Third Extension Amendment Proposal to give the Board the right to extend the date by which the Company must consummate a Business Combination from October 12, 2024 on a monthly basis up to twelve (12) times until October 12, 2025 (or such earlier date as determined by the Board) (the “Third Extension Amendment”) was approved by depositing into the Company’s trust account for each one-month extension the lesser of (a) $50,000 and (b) $0.03 for each then outstanding share after giving effect to any redemptions.

In connection with the shareholders’ vote at the meeting, 1,235,698 shares were tendered for redemption for cash at an approximate price of $11.58 per share, for an aggregate of approximately $14.3 million. On October 12, 2024, November 13, 2024, December 13, 2024, January 17, 2025, February 12, 2025, March 12, 2025, May 13, 2025, June 13, 2025, August 8, 2025, August 13, 2025 and September 15, 2025, the Company made twelve deposits of $48,311 for November, December, January, February, March, April, May, June, July, August, September and October extension contributions, respectively, to extend the life until October 12, 2025.

On February 12, 2025, the Company, Merger Sub and AERKOMM entered into a second amendment to the Merger Agreement (the “Amendment No. 2”) to amend and restate the definitions of both “Indebtedness” and “Working Capital”.

On April 12, 2025, the Company, Merger Sub and AERKOMM entered into a third amendment to the Merger Agreement (the “Amendment No. 3”) to amend and restate the closing date term.

On October 10, 2025, the Company held an extraordinary general meeting of its shareholders. At the meeting, the Fourth Extension Amendment Proposal to give the Board the right to extend the date by which the Company must consummate a Business Combination from October 12, 2025 on a monthly basis up to twelve (12) times until October 12, 2026 was approved by depositing into the Company’s trust account for each one-month extension the lesser of (a) $40,000 and (b) $0.04 for each then outstanding share after giving effect to any redemptions.

In connection with the extraordinary general meeting, 909,330 shares were tendered for redemption for cash at an approximate price of $12.34 per share, for an aggregate of approximately $11.2 million. On November 4, 2025, November 18, 2025 and December 19, 2025, the Company made three deposits of $28,042 each into the Company’s trust account in connection with November, December and January 2026 extension contributions to extend the life until November 12, 2025, December 12, 2025 and January 12, 2026, respectively.

On November 26, 2025, the Company was notified by Continental that the per-share redemption price for the October 10, 2025 redemption of public shares was underpaid by approximately $0.011 per share, resulting in an aggregate payable of $9,998 to the investors. On December 10, 2025, the Company made the payment to the investors in the aggregate amount of $9,998.

Nasdaq listing

On October 9, 2023, the Company received a letter (the “Total Shareholders Notice”) from the Listing Qualifications Department of the Nasdaq Stock Market (“Nasdaq”) notifying the Company that it was not in compliance with Nasdaq Listing Rule 5450(a)(2), which required the Company to main at least 400 total holders for continued listing on the Nasdaq Global Market (the “Minimum Total Holders Rule”). The Total Shareholders Notice stated that the Company had until November 24, 2023 to provide Nasdaq with a plan to regain compliance. If the plan was accepted, Nasdaq might grant an extension of up to 180 calendar days from the date of the Total Shareholders Notice to evidence compliance. If Nasdaq did not accept the Company’s plan, the Company would have the opportunity to appeal that decision to a Nasdaq Hearings Panel (the “Panel”). The Total Shareholders Notice had no immediate effect on the listing of the Company’s securities, and the Company’s securities continued to trade on the Nasdaq Global Market. On November 24, 2023, the Company provided plan to Nasdaq for meeting the requirements under Nasdaq Listing Rule 5450(a)(2), and evaluated available options to regain compliance. However, there could be no assurance that the Company would be able to regain compliance under Nasdaq Listing Rule 5450(a)(2), or would otherwise be in compliance with other Nasdaq listing criteria.

On October 12, 2023, the Company filed a Current Report on Form 8-K with the SEC to disclose its receipt of the Total Shareholders Notice in accordance with Nasdaq Listing Rule 5810(b).

On January 18, 2024 the Company provided an update to Nasdaq of its progress on fulfilling the plan to regain compliance and received a request to provide an additional update to Nasdaq on February 20, 2024.

On February 20, 2024 the Company again updated Nasdaq on its progress in fulfilling the plan to regain compliance and continues to be proactive in regaining compliance. Pursuant to the 180-day deadline from the letter received October 9, 2023, the date for the Company to demonstrate compliance is April 6, 2024.

On April 30, 2024, the Company received a Total Shareholders Notice from Nasdaq indicating that the Company did not regain compliance with the Minimum Total Holders Rule. The Company timely requested a hearing before the Panel to appeal the Total Shareholders Notice from Nasdaq and the hearing was held on June 18, 2024. On August 5, 2024, the Panel granted the Company’s request for continued listing on the Nasdaq Global Market and confirmed that the Company was in compliance with the Minimum Total Holders Rule.

On October 7, 2024, the Company received a notice from the Nasdaq’s Listing Qualifications’ Staff stating that as the Company had not completed an initial business combination within 36 months of the effective date of its registration statement in connection with its initial public offering, it was not in compliance with Nasdaq IM 5101-2 and was therefore subject to delisting. The Company had until October 14, 2024 to request a hearing before the Panel. The Company decided to request a hearing before the Panel. Trading in the Company’s securities was suspended at the opening of business on October 14, 2024. The Company had the hearing on December 10, 2024.

Additionally, on October 7, 2024, the Company submitted its initial listing application for conducting a change of control combination for the combined company on the Nasdaq Global Market—the application used for de-SPAC (special purpose acquisition company) business combinations. On October 11, 2024, Nasdaq provided the Company with a comment letter and required documentation that the Company will need to close the initial business combination.

On December 10, 2024, the Company received a notice from the Nasdaq Listing Qualifications Hearings acknowledging that the Company had withdrawn its appeal of the October 7, 2024 delist determination issued by the Nasdaq Listings Qualifications Staff. Accordingly, trading in the Company’s securities was suspended at the open of trading on December 12, 2024. On June 6, 2025, the Company filed a Form 25 Notification of Delisting with the SEC which removed the Company’s securities from on the Nasdaq Stock Market. The Company’s Common Stock and Warrants began to be quoted its on the Pink Markets operated on The OTC Market systems (“OTC Market”) under the symbols “IXAQF” and “IXQWF.”

Resignation of Directors and Certain Officers

On September 23, 2024, Karen Bach resigned as the Company’s Chief Executive Officer, Andrew Bartley resigned as the Company’s independent director, chair of audit committee and member of compensation committee and Teresa Barger resigned as the Company’s independent director and member of both the audit committee and the compensation committee. On October 9, 2024, upon the submission of Karen Bach’s resignation as the Chief Executive Officer, the Board appointed Noah Aptekar, the Company’s Chief Financial Officer, Chief Operations Officer and director, as the Company’s Chief Executive Officer, effective upon the effectiveness of resignation of Karen Bach. The Company’s board appointed Eduardo Marini, an independent director, as the Company’s chair of audit committee and member of compensation committee.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Overview

IX Acquisition Corp. (the “Company”, “our Company,” “we” or “us”) is a blank check company incorporated in the Cayman Islands on March 1, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company has a wholly-owned subsidiary that was created on March 15, 2024, AKOM Merger Sub, Inc., a Nevada corporation and a wholly owned subsidiary of the Company (“Merger Sub”) and AERKOMM Inc., a Nevada corporation (“AERKOMM”). The transactions contemplated by the Merger Agreement are intended to serve as the Company’s initial Business Combination. See Note 6 for further information.

As of December 31, 2024, the Company had not commenced any operations. All activity for the period from March 1, 2021 (inception) through December 31, 2024 relates to the Company’s formation and the initial public offering consummated on October 12, 2021 (“Initial Public Offering”), which is described below, and since the Initial Public Offering, the search for a prospective initial Business Combination. The Company generates non-operating income in the form of interest income from the amount held in the Trust Account (as defined below).

The Registration Statement on Form S-1 initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on September 16, 2021 (File No. 333-259567), as amended (the “Registration Statement) for the Initial Public Offering was declared effective on October 6, 2021. On October 12, 2021, the Company consummated the Initial Public Offering of 23,000,000 Units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”, and the warrants included in the Units sold, the “Public Warrants”), including 3,000,000 Units that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at $10.00 per Unit, generating total gross proceeds of $230,000,000 (see Note 3).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 7,150,000 warrants (the “Private Placement Warrants”, and together with the Public Warrants, the “warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to IX Acquisition Sponsor, LLC (the “Sponsor”), Cantor Fitzgerald & Co. (“Cantor”) and Odeon Capital Group, LLC (“Odeon”), generating gross proceeds of $7,150,000 (the “Private Placement”) (see Note 4).

Transaction costs amounted to $30,639,304, consisting of $4,000,000 of underwriting fees, $12,100,000 of deferred underwriting fees (See Note 6 for the difference on underwriting agreement), $13,853,689 for the excess of the fair value over the sales price of Founder Shares (as defined in Note 5) sold to the Anchor Investors (as defined in Note 5), and $685,615 of other offering costs.

Upon the closing of the Initial Public Offering on October 12, 2021, an amount of $231,150,000 from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants in the Private Placement was placed in a U.S.-based trust account (the “Trust Account”) and was initially invested only in the U.S. Department of the Treasury (the “Treasury”) obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct Treasury obligations. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, on November 13, 2023 the Company instructed Continental Stock Transfer & Trust Company (“Continental”) to liquidate the investments held in the Trust Account, and instead to hold the funds in the Trust Account in an interest-bearing demand deposit account at a bank, with Continental continuing to act as trustee, until the earliest of: (i) the completion of the initial Business Combination; (ii) the redemption of any Public Shares properly tendered in connection with a shareholder vote to amend the amended and restated memorandum and articles of association of the Company currently in effect, as amended, (the “Amended and Restated Memorandum and Articles of Association”) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period (as defined below); and (iii) absent an initial Business Combination within the Combination Period, the return of the funds held in the Trust Account to the Public Shareholders (as defined below) as part of the redemption of the Public Shares.

If the Company does not invest the proceeds as discussed above, the Company may be deemed to be subject to the Investment Company Act. If the Company is deemed to be subject to the Investment Company Act, compliance with these additional regulatory burdens would require additional expenses for which the Company has not allotted funds and may hinder the Company’s ability to complete a Business Combination. If the Company is unable to complete the initial Business Combination, the Public Shareholders may only receive their pro rata portion of the funds in the Trust Account that are available for distribution to Public Shareholders, and the warrants will expire worthless.

The Company will provide its holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. All Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.05 per Public Share, plus (x) any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations and (y) the per share portion of the Contribution (as defined below) (see Notes 5). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. All Public Shares subject to redemption were recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”).

The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association as then in effect, conduct the redemptions pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the holders of the Founder Shares prior to the Initial Public Offering (other than the Anchor Investors) (the “Initial Shareholders”), the Anchor Investors, and the Company’s executive officers and directors (“Management” or “Management Team”) agreed to vote any Founder Shares held by them, and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they (i) vote for or against the proposed transaction or (ii) were a Public Shareholder on the record date for the general meeting held to approve the proposed transaction.

Notwithstanding the above, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the Company’s prior written consent.

The Initial Shareholders agreed to (i) waive their redemption rights with respect to any Founder Shares and Public Shares they hold in connection with the completion of an initial Business Combination, (ii) waive their redemption rights with respect to any Founder Shares and Public Shares they hold in connection with a shareholder vote to approve an amendment to the Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete an initial Business Combination within the Combination Period. However, if the Initial Shareholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period.

Combination Period and Share Redemption/Conversion Events

If the Company is unable to complete a Business Combination within a certain period of time as outlined below (“the Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and Board of Directors (as defined below), liquidate and dissolve, subject, in each case, to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Company initially had 18 months from the closing of the Initial Public Offering (by April 12, 2023) to consummate a Business Combination as the Combination Period, prior to any amendments to the Amended and Restated Memorandum and Articles of Association to extend the duration of the Combination Period. As outlined through a series of proposals below, the Combination Period has since been extended. The Company had until January 12, 2024 to complete a Business Combination, with the right to extend the Combination Period through no later than October 12, 2024, subject to making required monthly extension deposits into the Trust Account of the lesser of (x) $50,000 or (y) $0.025 for each Class A Ordinary Share included as part of the units sold in the IPO. The Company made three $50,000 monthly extension payment deposits into the Trust Account during the three-months ended June 30, 2024, extending the Combination Period to July 12, 2024. Subsequent to June 30, 2024, the Company has made each of the applicable extension deposits into the Trust allowing for the Business Combination Period to extend to September 12, 2024. On October 9, 2024, the Company held an extraordinary general meeting of its shareholders. At the meeting, the Third Extension Amendment Proposal to give the Board the right to extend the date by which the Company must consummate a Business Combination from October 12, 2024 on a monthly basis up to twelve (12) times until October 12, 2025 (or such earlier date as determined by the Board) (the “Third Extension Amendment”) was approved by depositing into the Company’s trust account for each one-month extension the lesser of (a) $50,000 and (b) $0.03 for each then outstanding share after giving effect to any redemptions.

On April 10, 2023, the Company held an extraordinary general meeting of shareholders (the “2023 Extraordinary Meeting”). At the 2023 Extraordinary Meeting, the Company’s shareholders approved, among other things, a proposal to grant the Company the right to extend the Combination Period, from April 12, 2023 to May 12, 2023 (the “Extended Date”), and to allow the Company, without another shareholder vote, by resolution of the Company’s board of directors (the “Board of Directors”), to elect to further extend the Extended Date in one-month increments up to eleven additional times, or a total of up to twelve months total, up to April 12, 2024 (the “Extension Proposal”) by amending the Amended and Restated Memorandum and Articles of Association. Under Cayman Islands law, such amendment of the Amended and Restated Memorandum and Articles of Association took effect upon approval of the Extension Proposal. As a result of the approval of the Extension Proposal, the Company was provided the ability, with monthly extension payments, but without another shareholder vote and by resolution of the Board of Directors, to extend the Extended Date in one-month increments through April 12, 2024, and further extending the Combination Period up to October 12, 2024 to complete a Business Combination which was approved during the Extraordinary General Meeting held on December 11, 2023.

At the 2023 Extraordinary Meeting, the Company’s shareholders also approved to further amend the Amended and Restated Memorandum and Articles of Association (i) to eliminate (x) the limitation that the Company may not redeem Public Shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 and (y) the limitation that the Company shall not consummate a Business Combination unless the Company has net tangible assets of at least $5,000,001 immediately prior to, or upon consummation of, or any greater net tangible asset or cash requirement that may be contained in the agreement relating to, such Business Combination (the “Redemption Limitation Amendment Proposal”) and (ii) to provide for the right of a holder of the Class B ordinary shares, par value $0.0001 per share, to convert into Class A ordinary shares, par value $0.0001 per share, on a one-for-one basis at any time and from time to time prior to the closing of a Business Combination at the election of the holder (the “Founder Share Amendment Proposal”). Those amendments to the Amended and Restated Memorandum and Articles of Association took effect upon the approval of the Company’s shareholders. In connection with the votes to approve the Extension Proposal, the Redemption Limitation Amendment Proposal and the Founder Share Amendment Proposal, the holders of 18,336,279 Class A ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.31 per share (the “Redemptions”), for an aggregate redemption amount of approximately $189 million. After the satisfaction of such Redemptions, the balance in the Trust Account was approximately $48 million.

Additionally, the Sponsor agreed that if the Extension Proposal was approved, it or its designee would deposit into the Trust Account as a loan, an amount equal to the lesser of (x) $160,000 or (y) $0.04 per Public Share multiplied by the number of Public Shares outstanding (the “Contribution”), on each of the following dates: (i) April 13, 2023; and (ii) one business day following the public announcement by the Company disclosing that the Board of Directors has determined to extend the Extended Date for an additional month in accordance with the Extension Proposal.

In connection with the Contribution and advances the Sponsor may make in the future to the Company for working capital expenses, on April 13, 2023, the Company issued a convertible promissory note to the Sponsor with a principal amount up to $1 million (the “Original Extension Promissory Note”), which was amended and restated as described below (see Note 5).

On April 13, 2023, the Sponsor advanced $160,000 for the first Contribution. On May 9, 2023, the Board of Directors elected to extend the Extended Date from May 12, 2023 to June 12, 2023. In connection with such election, the Board of Directors delivered the Sponsor a written request to draw down $160,000 under the Extension Promissory Note (as defined below). On May 12, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this second extension of the Extended Date. On June 9, 2023, the Board of Directors elected to extend the Extended Date from June 12, 2023 to July 12, 2023. On June 12, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this third extension. On July 11, 2023, the Board of Directors elected to extend the Extended Date from July 12, 2023 to August 12, 2023. On July 12, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this fourth extension. On August 9, 2023, the Board of Directors elected to extend the Extended Date from August 12, 2023 to September 12, 2023. On August 11, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this fifth extension. On September 12, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this nineth extension, extending the Combination Period to October 12, 2023.

On May 9, 2023, pursuant to the terms of the Amended and Restated Memorandum and Articles of Association, the Sponsor, the holder of an aggregate of 4,002,121 of the Class B ordinary shares, elected to convert each outstanding Class B ordinary share held by it on a one-for-one basis into Class A ordinary shares, with immediate effect (the “Founder Conversion”). Following the Founder Conversion, the Company had an aggregate of 8,665,842 Class A ordinary shares and 1,747,879 Class B ordinary shares issued and outstanding.

On September 8, 2023, the Company issued an amended and restated promissory note in the principal amount of up to $2.5 million to the Sponsor (the “Amended and Restated Extension Promissory Note” and together with the Original Extension Promissory Note, the “Extension Promissory Note”), to amend and restate the Original Extension Promissory Note. The Amended and Restated Extension Promissory Note was issued in connection with advances the Sponsor may make, in its discretion, to the Company for working capital expenses. The Amended and Restated Extension Promissory Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial Business Combination and (ii) the date of the Company’s liquidation.

At the election of the Sponsor, up to $1,500,000 of the unpaid principal balance under the Amended and Restated Extension Promissory Note may be converted into warrants of the Company (the “Conversion Warrants”) at the price of $1.00 per warrant. Such Conversion Warrants will have terms identical to the warrants issued to the Sponsor in the Private Placement.

On October 12, 2023, the Company issued a press release announcing that the Board of Directors has elected to extend the Combination Period for an additional month, from October 12, 2023 to November 12, 2023. In connection with the seventh extension of the Extended Date, the Board of Directors delivered the Sponsor a written request to draw down $160,000 under the Extension Promissory Note. On October 13, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this seventh extension.

On November 13, 2023, the Company issued a press release announcing that the Board of Directors has elected to extend the Combination Period for an additional month, from November 12, 2023 to December 12, 2023. In connection with the eighth extension of the Extended Date, the Board of Directors delivered the Sponsor a written request to draw down $160,000 under the Extension Promissory Note. On November 13, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this eighth extension.

On December 11, 2023, the Company held an extraordinary general meeting. At the meeting, the Second Extension Amendment Proposal to give the Board the right to extend the date by which the Company must consummate a Business Combination from December 12, 2023 on a monthly basis up to ten (10) times until October 12, 2024 (or such earlier date as determined by the Board) (the “Second Extension Amendment”) was approved. Under the law of the Cayman Islands, upon approval of the Second Extension Amendment Proposal by the affirmative vote of at least two-thirds (2/3) of the shareholders entitled to vote, who attended and voted at the meeting (including those who voted online), the Second Extension Amendment became effective. The Company filed the Second Extension Amendment with the Cayman Islands Registrar of Companies on December 12, 2023.

The meeting was held, in part, to satisfy the annual meeting requirement pursuant to Listing Rule 5620(a) (the “Rule”) of The Nasdaq Stock Market LLC. Pursuant to the Rule, the Company was required to hold its first annual meeting of shareholders on or prior to December 31, 2023. Because the Meeting did not technically constitute an “annual general meeting” under Cayman Islands law, the terms of the Company’s Class I directors did not expire at the meeting.

In connection with the approval of the Second Extension Amendment Proposal, the Sponsor agreed to contribute to the Company, as a loan (the “Contribution”), the lesser of (x) $50,000 or (y) $0.025 for each Class A Ordinary Share included as part of the units sold in the IPO (the “Public Shares”) that remains outstanding and was not redeemed for each calendar month (commencing on December 12, 2023 and on the 12th day of each subsequent month) until October 12, 2024, or portion thereof, that is needed to complete a Business Combination.

In connection with the vote to approve the Second Extension Amendment Proposal, the holders of 1,817,650 Public Shares properly exercised their right to redeem such shares for cash at a redemption price of approximately $11.00 per share, for an aggregate redemption amount of approximately $19.99 million. Consequently, the Contribution will be $50,000 per month needed for the Company to continue to extend the Combination Period monthly. On December 12, 2023, the Company made deposits of $50,000 for December extension contribution. The underwriters of the Initial Public Offering agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution might be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.05 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.05 per Public Share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay the Company’s tax obligations, provided that such liability will not apply to any claims by a third-party or prospective target business that executed a waiver of any and all rights to seek access to the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On January 19, 2024, the Company issued a press release announcing that the Board had elected to extend the date by which the Company has to consummate a business combination from January 12, 2024 for an additional month to February 12, 2024 and further extend March 12, 2024 and April 12, 2024. The Company’s Amended and Restated Memorandum and Articles of Association provides the Company with the right to extend the Deadline Date eighteen times for an additional one month each time, from April 12, 2023, the initial Deadline Date, to up to October 12, 2024. In connection with the tenth Extension, the Board delivered the Sponsor a written request to draw down $50,000 under its previously-disclosed promissory note. The Sponsor deposited $50,000 each into the Company’s trust account in connection with the tenth, eleventh, twelfth, thirteenth, fourteenth, fifteenth, sixteenth, seventeenth Extensions on January 12, 2024, February 17, 2024, March 12, 2024, April 19, 2024, May 17, 2024, June 20, 2024, July 23, 2024, August 16, 2024, September 20, 2024, respectively, to extend the life until October 12, 2024.

On March 29, 2024, the Company entered into a Merger Agreement, by and among Merger Sub and AERKOMM (as it may be amended and/or restated from time to time, the “Merger Agreement”). Pursuant to the Merger Agreement, the Company was obligated to enter into simple agreements for future equity (the “SAFE Agreements”) with certain investors providing for investments in shares of the Company’s Common Stock in a private placement in an aggregate amount of not less than $15,000,000 (exercising reasonable best efforts to secure $5,000,000 within twenty (20) Business Days of the date of the Merger Agreement, another $5,000,000 within forty (40) Business Days of the date of the Merger Agreement, and another $5,000,000 within sixty (60) Business Days of the date of the Merger Agreement) that will automatically convert upon the closing at $11.50 per share of the Company’s Common Stock and in accordance with such SAFE Agreements and the Merger Agreement (such investments in the aggregate, the “SAFE Investment”).

On August 12, 2024, the Company and AERKOMM entered into one new SAFE Agreement (the “PIPE Minimum Investment Amount”) and amended one of the SAFE Agreements previously executed on May 13, 2024. Additionally, on July 8, 2024, the Company canceled the other SAFE Agreement that was entered into on May 13, 2024. Furthermore, on June 26, 2024, the Company and AERKOMM entered into one new SAFE Agreement. As a result, as of August 12, 2024, SAFE Agreements for an aggregate of $2,585,200 have been entered into. The SAFE Agreements will automatically convert upon the closing of the merger at $11.50 per share of the Company’s Common Stock.

On December 4, 2024, the Company and AERKOMM entered into one new SAFE Agreement. As a result, as of December 4, 2024, SAFE Agreements for an aggregate of $4,997,200 have been entered into. The SAFE Agreements will automatically convert upon the closing of the merger at $11.50 per share of the Company’s Common Stock. If the SAFE Agreements automatically convert upon the closing of the merger, in addition to 434,539 of the Company’s Common Stock, the SAFE Agreements are also convertible into an additional 94% of the number of shares of Company’s Common Stock, or 408,466 shares to be held in escrow subject to the same Milestone Events outlined in the Merger Agreement under the Incentive Merger Consideration (the “Incentive Shares”) section. (see Note 6 for disclosure related to SAFE investments section).

On October 9, 2024, the Company held an extraordinary general meeting of its shareholders. At the meeting, the Third Extension Amendment Proposal to give the Board the right to extend the date by which the Company must consummate a Business Combination from October 12, 2024 on a monthly basis up to twelve (12) times until October 12, 2025 (or such earlier date as determined by the Board) (the “Third Extension Amendment”) was approved by depositing into the Company’s trust account for each one-month extension the lesser of (a) $50,000 and (b) $0.03 for each then outstanding share after giving effect to any redemptions. In connection with the shareholders’ vote at the meeting, 1,235,698 shares were tendered for redemption for cash at an approximate price of $11.58 per share, for an aggregate of approximately $14.3 million. On October 12, November 13, 2024, December 13, 2024, January 17, 2025, February 12, 2025, and March 12, 2025, the Company made six deposits of $48,311 for November, December, January, February, March, and April extension contributions, respectively, to extend the life until April 12, 2025.

Nasdaq listing

On October 9, 2023, the Company received a letter (the “Total Shareholders Notice”) from the Listing Qualifications Department of the Nasdaq Stock Market (“Nasdaq”) notifying the Company that it was not in compliance with Nasdaq Listing Rule 5450(a)(2), which required the Company to main at least 400 total holders for continued listing on the Nasdaq Global Market (the “Minimum Total Holders Rule”). The Total Shareholders Notice stated that the Company had until November 24, 2023 to provide Nasdaq with a plan to regain compliance. If the plan was accepted, Nasdaq might grant an extension of up to 180 calendar days from the date of the Total Shareholders Notice to evidence compliance. If Nasdaq did not accept the Company’s plan, the Company would have the opportunity to appeal that decision to a Nasdaq Hearings Panel (the “Panel”). The Total Shareholders Notice had no immediate effect on the listing of the Company’s securities, and the Company’s securities continued to trade on the Nasdaq Global Market. On November 24, 2023, the Company provided plan to Nasdaq for meeting the requirements under Nasdaq Listing Rule 5450(a)(2), and evaluated available options to regain compliance. However, there could be no assurance that the Company would be able to regain compliance under Nasdaq Listing Rule 5450(a)(2), or would otherwise be in compliance with other Nasdaq listing criteria. On October 12, 2023, the Company filed a Current Report on Form 8-K with the SEC (the “Oct. 2023 Current Report”) to disclose its receipt of the Total Shareholders Notice in accordance with Nasdaq Listing Rule 5810(b). On January 18, 2024 the Company provided an update to Nasdaq of its progress on fulfilling the plan to regain compliance and received a request to provide an additional update to Nasdaq on February 20, 2024. On February 20, 2024 the Company again updated Nasdaq on its progress in fulfilling the plan to regain compliance and continues to be proactive in regaining compliance. Pursuant to the 180-day deadline from the letter received October 9, 2023, the date for the Company to demonstrate compliance is April 6, 2024. In the event that the Company is not able to demonstrate compliance to Nasdaq on such date, there is a reasonable possibility that the Company may receive a de-list letter from Nasdaq, at which point the Company would need to request a hearing.

On April 30, 2024, the Company received a Total Shareholders Notice from Nasdaq indicating that the Company did not regain compliance with the Minimum Total Holders Rule. The Company timely requested a hearing before the Panel to appeal the Total Shareholders Notice from Nasdaq and the hearing was held on June 18, 2024. On August 5, 2024, the Panel granted the Company’s request for continued listing on the Nasdaq Global Market and confirmed that the Company was in compliance with the Minimum Total Holders Rule.

On October 7, 2024, the Company received a notice from the Nasdaq’s Listing Qualifications’ Staff stating that as the Company had not completed an initial business combination within 36 months of the effective date of its registration statement in connection with its initial public offering, it was not in compliance with Nasdaq IM 5101-2 and was therefore subject to delisting. The Company had until October 14, 2024 to request a hearing before the Panel. The Company decided to request a hearing before the Panel. Trading in the Company’s securities was suspended at the opening of business on October 14, 2024. The Company had the hearing on December 10, 2024.

Additionally, on October 7, 2024, the Company submitted its initial listing application for conducting a change of control combination for the combined company on the Nasdaq Global Market—the application used for de-SPAC (special purpose acquisition company) business combinations. On October 11, 2024, Nasdaq provided the Company with a comment letter and required documentation that the Company will need to close the initial business combination.

On December 10, 2024, the Company received a notice from the Nasdaq Listing Qualifications Hearings acknowledging that the Company had withdrawn its appeal of the October 7, 2024 delist determination issued by the Nasdaq Listings Qualifications Staff. Accordingly, trading in the Company’s securities was suspended at the open of trading on December 12, 2024. Nasdaq will file a Form 25 Notification of Delisting with the SEC. When the Company’s securities are delisted from Nasdaq, its securities are expected to trade over-the-counter.

Resignation of Directors and Certain Officers

On September 23, 2024, Karen Bach resigned as the Company’s Chief Executive Officer and Andrew Bartley resigned as the Company’s independent director, chair of audit committee and member of compensation committee. The Company’s board appointed Eduardo Marini, an independent director, as the Company’s chair of audit committee and member of compensation committee.